Costs and expenses by nature	12 Months Ended
Dec. 31, 2019
Costs and expenses by nature
Costs and expenses by nature

5.  Costs and expenses by nature

a) Cost of goods sold and services rendered

	Year ended December 31
	2019	2018	2017
Personnel	2,009	2,278	2,295
Materials and services	3,873	3,957	3,814
Fuel oil and gas	1,392	1,538	1,313
Maintenance	2,797	2,807	3,096
Energy	858	906	963
Acquisition of products	608	513	543
Depreciation and depletion	3,399	3,207	3,484
Freight	4,023	4,306	3,346
Others	2,228	2,597	2,185
Total	21,187	22,109	21,039
Cost of goods sold	20,498	21,526	20,426
Cost of services rendered	689	583	613
Total	21,187	22,109	21,039

b) Selling and administrative expenses

	Year ended December 31
	2019	2018	2017
Selling	92	95	68
Personnel	181	212	234
Services	85	92	77
Depreciation and amortization	56	62	91
Others	73	62	61
Total	487	523	531

c) Other operating expenses, net

	Year ended December 31
	2019	2018	2017
Provision for litigations (i)	291	185	169
Profit sharing program (ii)	89	187	149
Disposals of materials and inventories	47	32	17
Others	78	41	85
Total	505	445	420

(i)   Includes the change in the expected outcome of probable loss of the lawsuit related to the accident of ship loaders, at the Praia Mole maritime terminal, in Espírito Santo, for the year ended December 31, 2019.

(ii)  Refers to profit sharing program for eligible employees. The payments related to the profit sharing of the executives are suspended, due to the Brumadinho event described in note 3.